REVERSE REPURCHASE AGREEMENTS – NON-TRADING	6 Months Ended
Jun. 30, 2025
Disclosure Of Reserve Repurchase Agreements Non-Trading [Abstract]
REVERSE REPURCHASE AGREEMENTS – NON-TRADING	11. REVERSE REPURCHASE AGREEMENTS – NON-TRADING

	30 June 2025	31 December 2024
	£m	£m
Agreements with banks	1,622	1,363
Agreements with customers	9,783	8,975
	11,405	10,338
18. REPURCHASE AGREEMENTS – NON-TRADING

	30 June 2025	31 December 2024
	£m	£m
Agreements with banks	2,114	2,336
Agreements with customers	5,476	6,281
	7,590	8,617